SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

                                   --------

                        Deutsche U.S. Multi-Factor Fund


The fund will not accept purchase orders until on or about May 15, 2017.





               Please Retain This Supplement for Future Reference










May 01, 2017
PROSTKR-816

                                                   Deutsche
                                                   Asset Management [DB Logo]